Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) Segment Vessel Customer	Dec. 31, 2022 USD ($) Vessel Customer	Dec. 31, 2021 USD ($) Vessel Customer
Operating Segments [Abstract]
Number of operating segments | Segment	1
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	24	23	26
Shipping revenues	$ 556,075	$ 450,381	$ 295,853
Number of major customers | Customer	5	5	5
Time Charters [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	5	5	7
Spot Market [Member]
Information About Major Customers [Abstract]
Number of vessels in operation | Vessel	19	18	19
Major Customer [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 340,480	$ 223,131	$ 157,601
Percentage of aggregate revenue	61.00%	50.00%	53.00%
Customer One [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 87,379	$ 80,198	$ 41,418
Customer Two [Member]
Information About Major Customers [Abstract]
Shipping revenues	84,493	68,829	35,154
Customer Three [Member]
Information About Major Customers [Abstract]
Shipping revenues	71,291	27,443	28,322
Customer Four [Member]
Information About Major Customers [Abstract]
Shipping revenues	57,641	26,873	26,392
Customer Five [Member]
Information About Major Customers [Abstract]
Shipping revenues	$ 39,676	$ 19,788	$ 26,315